UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

790 E. Colorado Blvd., 9th Floor
Pasadena, CA 91101
 (Address of principal executive offices) (Zip code)

Glenn S. Freed

790 E. Colorado Blvd., 9th Floor
Pasadena, CA 91101
 (Name and address of agents for service)

Registrant's telephone number, including area code: (818) 813-1351

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Item 1.  Schedule of Investments

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.0%
BASIC MATERIALS – 3.9%
A Schulman, Inc.	8,400	$325,080
Aceto Corp.1	1,265	22,947
Allied Nevada Gold Corp.*, 1	29,000	109,040
Century Aluminum Co.*, 1	29,600	464,128
Clearwater Paper Corp.*	200	12,344
Codexis, Inc.*, 1	24,300	35,478
Coeur Mining, Inc.*, 1	27,800	255,204
Commercial Metals Co.	26,000	450,060
Domtar Corp.	1,700	72,845
Friedman Industries, Inc.1	3,500	29,575
Hawkins, Inc.1	1,790	66,481
Horsehead Holding Corp.*, 1	10,400	189,904
Kaiser Aluminum Corp.1	5,793	422,136
KMG Chemicals, Inc.1	3,391	60,970
Kraton Performance Polymers, Inc.*	8,400	188,076
Kronos Worldwide, Inc.1	28,200	441,894
Landec Corp.*	8,000	99,920
Materion Corp.	4,800	177,552
Molycorp, Inc.*, 1	22,000	56,540
Noranda Aluminum Holding Corp.1	20,710	73,106
Northern Technologies International Corp.*	2,300	48,438
Oil-Dri Corp. of America	200	6,114
Olin Corp.1	18,300	492,636
OM Group, Inc.1	9,400	304,842
Penford Corp.*, 1	3,600	46,188
PH Glatfelter Co.1	11,667	309,526
Resolute Forest Products, Inc.*	14,200	238,276
Schnitzer Steel Industries, Inc. - Class A1	7,400	192,918
Sensient Technologies Corp.1	9,700	540,484
Shiloh Industries, Inc.*, 1	3,320	61,287
Stillwater Mining Co.*, 1	30,600	537,030
Universal Stainless & Alloy Products, Inc.*, 1	2,600	84,448
Zep, Inc.1	6,000	105,960
		6,521,427

COMMUNICATIONS – 4.2%
1-800-Flowers.com, Inc. - Class A*, 1	7,413	42,995
AH Belo Corp. - Class A1	4,235	50,185
Alaska Communications Systems Group, Inc.*, 1	22,400	40,320
ARRIS Group, Inc.*	24,900	809,997
Atlantic Tele-Network, Inc.1	3,329	193,082
Autobytel, Inc.*	2,500	32,775
Aviat Networks, Inc.*, 1	29,100	37,248
Aware, Inc.*, 1	3,000	19,680

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Beasley Broadcasting Group, Inc. - Class A1	2,900	$18,415
Black Box Corp.	4,900	114,856
Blucora, Inc.*, 1	5,700	107,559
CafePress, Inc.*	4,100	21,197
Calix, Inc.*, 1	16,100	131,698
Cbeyond, Inc.*, 1	11,500	114,425
Central European Media Enterprises Ltd. - Class A*, 1	8,400	23,688
ClearOne, Inc.*, 1	3,000	29,490
Communications Systems, Inc.1	1,900	23,617
Comtech Telecommunications Corp.	3,826	142,825
Courier Corp.1	3,600	53,712
Demand Media, Inc.*, 1	22,150	106,763
EarthLink Holdings Corp.1	31,500	117,180
Entercom Communications Corp. - Class A*, 1	11,100	119,103
ePlus, Inc.*, 1	2,500	145,500
EW Scripps Co. - Class A*, 1	11,300	239,108
FAB Universal Corp.*, 1, 2	8,400	6,468
FTD Cos., Inc.*, 1	3,946	125,443
Global Sources Ltd.*, 1	13,567	112,335
Gray Television, Inc. - Class A*, 1	4,881	52,715
Harmonic, Inc.*	27,200	202,912
Harte-Hanks, Inc.	12,968	93,240
Hawaiian Telcom Holdco, Inc.*, 1	2,300	65,803
ID Systems, Inc.*, 1	1,600	8,704
Internap Network Services Corp.*	15,800	111,390
Intralinks Holdings, Inc.*, 1	11,800	104,902
Iridium Communications, Inc.*, 1	25,400	214,884
Journal Communications, Inc. - Class A*, 1	15,700	139,259
KVH Industries, Inc.*, 1	6,100	79,483
Limelight Networks, Inc.*	38,959	119,214
Local Corp.*	5,000	10,375
Martha Stewart Living Omnimedia, Inc. - Class A*	6,000	28,200
MeetMe, Inc.*, 1	15,000	40,800
ModusLink Global Solutions, Inc.*, 1	14,200	53,108
NeoPhotonics Corp.*, 1	7,700	32,032
NETGEAR, Inc.*, 1	8,900	309,453
Novatel Wireless, Inc.*	8,700	16,617
Oclaro, Inc.*, 1	36,950	81,290
Oplink Communications, Inc.*, 1	6,440	109,287
PC-Tel, Inc.1	4,454	36,033
Perficient, Inc.*, 1	5,500	107,085
Polycom, Inc.*	41,800	523,754
Preformed Line Products Co.1	2,000	107,660
Premiere Global Services, Inc.*, 1	12,811	171,027

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
QuinStreet, Inc.*, 1	10,800	$59,508
Radio One, Inc. - Class A*	5,841	28,270
Radio One, Inc. - Class D*	12,878	63,488
RealNetworks, Inc.*, 1	9,500	72,485
RLJ Entertainment, Inc.*	6,000	22,920
Salem Communications Corp. - Class A1	4,821	45,607
Scholastic Corp.1	8,500	289,765
ShoreTel, Inc.*, 1	15,000	97,800
Sizmek, Inc.*, 1	8,800	83,864
Support.com, Inc.*, 1	20,000	54,200
Synacor, Inc.*, 1	10,000	25,600
TeleCommunication Systems, Inc. - Class A*, 1	22,103	72,719
Telenav, Inc.*	9,111	51,842
TheStreet, Inc.1	6,402	15,429
United Online, Inc.	2,818	29,307
UniTek Global Services, Inc.*	3,930	1,611
USA Mobility, Inc.1	5,400	83,160
Voltari Corp.*, 1	668	1,323
Vonage Holdings Corp.*, 1	26,300	98,625
Wireless Telecom Group, Inc.*, 1	8,178	21,835
		7,018,249

CONSUMER, CYCLICAL – 14.2%
Abercrombie & Fitch Co. - Class A1	18,500	800,125
Aeropostale, Inc.*, 1	21,000	73,290
Ambassadors Group, Inc.*	3,400	15,674
America's Car-Mart, Inc.*, 1	1,700	67,235
AMREP Corp.*, 1	5,700	34,941
Ark Restaurants Corp.	900	20,016
Barnes & Noble, Inc.*, 1	7,400	168,646
Bassett Furniture Industries, Inc.1	2,850	37,506
Beazer Homes USA, Inc.*, 1	3,700	77,626
bebe stores, Inc.	19,000	57,950
Big 5 Sporting Goods Corp.1	8,500	104,295
Biglari Holdings, Inc.*	267	112,933
BJ's Restaurants, Inc.*, 1	8,300	289,753
Black Diamond, Inc.*, 1	8,600	96,492
Body Central Corp.*, 1	4,750	4,211
Brown Shoe Co., Inc.1	6,700	191,687
Build-A-Bear Workshop, Inc.*	6,171	82,445
Callaway Golf Co.1	17,000	141,440
Carrols Restaurant Group, Inc.*, 1	8,276	58,925
Cash America International, Inc.1	8,100	359,883
Cato Corp. - Class A1	4,500	139,050

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Century Casinos, Inc.*	11,000	$63,690
Children's Place, Inc.1	2,100	104,223
Churchill Downs, Inc.1	1,160	104,528
Citi Trends, Inc.*, 1	4,100	87,986
Columbia Sportswear Co.1	7,900	652,935
Compx International, Inc.1	1,794	18,747
Cooper Tire & Rubber Co.1	18,400	552,000
Cooper-Standard Holding, Inc.*	300	19,848
Core-Mark Holding Co., Inc.	5,436	248,045
Crocs, Inc.*	21,762	327,083
Crown Crafts, Inc.1	2,560	19,942
dELiA*s, Inc.*, 1	15,800	12,169
Delta Apparel, Inc.*, 1	3,000	42,960
Destination XL Group, Inc.*, 1	17,600	96,976
Dover Downs Gaming & Entertainment, Inc.*	20,900	28,633
Dover Motorsports, Inc.	8,000	23,120
Emerson Radio Corp.*	19,000	33,820
Escalade, Inc.1	4,700	75,858
Ethan Allen Interiors, Inc.1	6,200	153,388
Ezcorp, Inc. - Class A*, 1	15,500	179,025
Federal-Mogul Holdings Corp.*, 1	24,484	495,311
Finish Line, Inc. - Class A	8,000	237,920
Flexsteel Industries, Inc.1	1,872	62,431
Fred's, Inc. - Class A1	8,900	136,081
Frisch's Restaurants, Inc.1	1,600	37,760
Fuel Systems Solutions, Inc.*, 1	8,784	97,854
Full House Resorts, Inc.*	7,900	11,139
G&K Services, Inc. - Class A1	4,500	234,315
Gaiam, Inc. - Class A*, 1	4,600	35,328
Gaming Partners International Corp.*	2,500	20,400
Genesco, Inc.*, 1	4,600	377,798
Gordmans Stores, Inc.1	8,500	36,550
Group 1 Automotive, Inc.1	6,800	573,308
Guess?, Inc.	23,500	634,500
Haverty Furniture Cos., Inc.1	2,800	70,364
Hawaiian Holdings, Inc.*, 1	16,600	227,586
hhgregg, Inc.*, 1	7,500	76,275
Hooker Furniture Corp.1	3,600	58,104
Houston Wire & Cable Co.	6,400	79,424
Iconix Brand Group, Inc.*, 1	12,600	541,044
International Speedway Corp. - Class A1	2,600	86,528
Isle of Capri Casinos, Inc.*, 1	8,060	68,994
JAKKS Pacific, Inc.1	7,500	58,050
JetBlue Airways Corp.*, 1	84,700	918,995

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Joe's Jeans, Inc.*	31,722	$33,625
Johnson Outdoors, Inc. - Class A1	2,600	67,080
Kimball International, Inc. - Class B1	9,734	162,752
Kirkland's, Inc.*, 1	3,500	64,925
Lakes Entertainment, Inc.*	4,700	22,137
LeapFrog Enterprises, Inc.*	10,100	74,235
Life Time Fitness, Inc.*, 1	9,400	458,156
Lifetime Brands, Inc.1	5,147	80,911
Luby's, Inc.*, 1	5,100	29,988
M/I Homes, Inc.*, 1	6,000	145,620
Marcus Corp.1	7,100	129,575
MarineMax, Inc.*, 1	7,500	125,550
Marriott Vacations Worldwide Corp.*, 1	7,900	463,177
MDC Holdings, Inc.1	13,300	402,857
Men's Wearhouse, Inc.1	9,300	518,940
Meritage Homes Corp.*, 1	9,000	379,890
Miller Industries, Inc.1	3,125	64,313
Modine Manufacturing Co.*, 1	7,704	121,261
Monarch Casino & Resort, Inc.*	5,100	77,214
NACCO Industries, Inc. - Class A1	1,380	69,828
Office Depot, Inc.*	146,500	833,585
Owens & Minor, Inc.1	17,400	591,252
Pantry, Inc.*, 1	7,801	126,376
PC Connection, Inc.1	6,600	136,488
PCM, Inc.*, 1	3,600	38,376
Penn National Gaming, Inc.*	10,508	127,567
Pep Boys-Manny Moe & Jack*, 1	15,140	173,504
Perfumania Holdings, Inc.*, 1	3,800	25,802
Perry Ellis International, Inc.*, 1	6,600	115,104
Quiksilver, Inc.*, 1	17,000	60,860
RadioShack Corp.*, 1	20,000	19,818
Reading International, Inc. - Class A*	10,000	85,300
Red Lion Hotels Corp.*, 1	10,300	56,444
Regis Corp.	15,600	219,648
Remy International, Inc.1	6,300	147,105
Republic Airways Holdings, Inc.*	21,100	228,724
RG Barry Corp.	3,000	56,850
Rick's Cabaret International, Inc.*, 1	4,100	41,861
Rocky Brands, Inc.1	2,800	39,844
Roundy's, Inc.	7,800	42,978
Ruby Tuesday, Inc.*, 1	15,000	113,850
Rush Enterprises, Inc. - Class A*, 1	7,437	257,841
Rush Enterprises, Inc. - Class B*, 1	2,580	81,141
Ryland Group, Inc.	11,400	449,616

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
ScanSource, Inc.*	7,300	$277,984
Sears Hometown and Outlet Stores, Inc.*	4,771	102,433
Shoe Carnival, Inc.1	5,892	121,670
Skechers U.S.A., Inc. - Class A*	10,100	461,570
Skullcandy, Inc.*	6,500	47,125
Skyline Corp.*, 1	1,000	4,110
SkyWest, Inc.1	20,700	252,954
Sonic Automotive, Inc. - Class A1	12,300	328,164
Spartan Motors, Inc.1	12,800	58,112
Speedway Motorsports, Inc.1	9,419	171,897
Stage Stores, Inc.1	7,500	140,175
Standard Motor Products, Inc.	700	31,269
Stanley Furniture Co., Inc.*, 1	10,355	27,751
Strattec Security Corp.	700	45,143
Superior Industries International, Inc.1	7,900	162,898
Superior Uniform Group, Inc.	1,120	18,155
Supreme Industries, Inc. - Class A*	4,500	29,250
Systemax, Inc.*, 1	7,329	105,318
Tandy Leather Factory, Inc.*	2,176	19,802
Titan International, Inc.1	15,100	253,982
Titan Machinery, Inc.*, 1	4,900	80,654
Trans World Entertainment Corp.1	14,000	53,200
Unifi, Inc.*, 1	5,697	156,838
UniFirst Corp.	3,700	392,200
United Stationers, Inc.	7,400	306,878
Universal Electronics, Inc.*	4,600	224,848
VOXX International Corp.*, 1	9,000	84,690
WCI Communities, Inc.*	2,490	48,082
Wendy's Co.1	37,900	323,287
Wesco Aircraft Holdings, Inc.*, 1	11,800	235,528
West Marine, Inc.*, 1	7,200	73,872
Weyco Group, Inc.1	4,500	123,345
Zumiez, Inc.*, 1	6,400	176,576
		23,456,886

CONSUMER, NON-CYCLICAL – 14.7%
Aaron's, Inc.1	17,000	605,880
ABM Industries, Inc.1	14,000	377,720
ACCO Brands Corp.*, 1	34,000	217,940
Acme United Corp.	2,100	35,175
Addus HomeCare Corp.*	1,500	33,720
Affymetrix, Inc.*, 1	17,000	151,470
Albany Molecular Research, Inc.*, 1	10,600	213,272
Alere, Inc.*, 1	10,000	374,200

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Alico, Inc.1	1,300	$48,737
Alliance One International, Inc.*	26,000	65,000
Almost Family, Inc.*, 1	3,200	70,656
Alphatec Holdings, Inc.*, 1	36,090	58,827
Amedisys, Inc.*, 1	9,502	159,064
Amsurg Corp.*, 1	8,400	382,788
Andersons, Inc.	4,800	247,584
AngioDynamics, Inc.*, 1	11,400	186,162
Apollo Education Group, Inc.*	20,300	634,375
BioScrip, Inc.*, 1	19,500	162,630
Boulder Brands, Inc.*, 1	10,500	148,890
Bridgepoint Education, Inc.*, 1	12,800	169,984
Brink's Co.	10,200	287,844
Career Education Corp.*, 1	19,000	88,920
CBIZ, Inc.*, 1	15,200	137,256
CDI Corp.	7,700	110,957
Central Garden and Pet Co.*	6,162	56,074
Central Garden and Pet Co. - Class A*, 1	11,800	108,560
Chiquita Brands International, Inc.*, 1	14,100	152,985
Columbia Laboratories, Inc.*, 1	7,500	51,375
CONMED Corp.1	6,700	295,805
Convergys Corp.1	27,400	587,456
Corinthian Colleges, Inc.*, 1	41,900	12,394
CRA International, Inc.*, 1	5,000	115,250
Cross Country Healthcare, Inc.*, 1	10,700	69,764
CryoLife, Inc.1	8,000	71,600
CSS Industries, Inc.1	2,300	60,651
Cumberland Pharmaceuticals, Inc.*	5,000	22,500
Cutera, Inc.*, 1	7,000	72,730
Dean Foods Co.	26,900	473,171
DeVry Education Group, Inc.	15,900	673,206
Digirad Corp.	6,600	23,496
Edgewater Technology, Inc.*	5,000	37,200
Electro Rent Corp.	6,300	105,399
Ennis, Inc.1	10,200	155,652
Essex Rental Corp.*, 1	12,000	29,160
Exactech, Inc.*, 1	3,100	78,213
Five Star Quality Care, Inc.*	18,200	91,182
Fresh Del Monte Produce, Inc.1	16,300	499,595
FTI Consulting, Inc.*, 1	11,700	442,494
Global Cash Access Holdings, Inc.*	18,700	166,430
Great Lakes Dredge & Dock Corp.*, 1	11,400	91,086
Greatbatch, Inc.*	5,600	274,736
Green Dot Corp. - Class A*, 1	5,400	102,492

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Hackett Group, Inc.1	10,600	$63,282
Hanger, Inc.*, 1	9,500	298,775
Harvard Apparatus Regenerative Technology, Inc.*, 1	1,350	14,108
Harvard Bioscience, Inc.*, 1	5,400	24,570
Health Net, Inc.*	17,861	741,946
Healthways, Inc.*, 1	9,800	171,892
Heidrick & Struggles International, Inc.	4,000	74,000
Helen of Troy Ltd.*	6,400	388,032
Heska Corp.*, 1	600	6,450
Hill International, Inc.*	13,500	84,105
Hudson Global, Inc.*	10,964	43,089
ICF International, Inc.*, 1	4,898	173,193
ICU Medical, Inc.*, 1	4,000	243,240
Impax Laboratories, Inc.*, 1	20,000	599,800
InfuSystems Holdings, Inc.*	11,676	30,941
Ingles Markets, Inc. - Class A	4,000	105,400
Intersections, Inc.1	5,490	27,011
Invacare Corp.	7,400	135,938
John B Sanfilippo & Son, Inc.1	3,168	83,857
K12, Inc.*, 1	10,000	240,700
Kelly Services, Inc. - Class A1	9,800	168,266
Kindred Healthcare, Inc.	14,300	330,330
Korn/Ferry International*	12,500	367,125
LeMaitre Vascular, Inc.	6,639	54,905
LHC Group, Inc.*, 1	5,700	121,809
LifePoint Hospitals, Inc.*	10,800	670,680
Lincoln Educational Services Corp.1	9,800	44,002
Magellan Health, Inc.*	7,500	466,800
Matthews International Corp. - Class A1	3,600	149,652
McGrath RentCorp1	3,435	126,236
Medical Action Industries, Inc.*, 1	8,900	122,197
Merit Medical Systems, Inc.*, 1	11,500	173,650
MGP Ingredients, Inc.	5,046	40,166
Molina Healthcare, Inc.*, 1	10,900	486,467
Monster Worldwide, Inc.*	27,000	176,580
Multi-Color Corp.1	4,938	197,569
National American University Holdings, Inc.	10,000	30,800
National Healthcare Corp.1	4,200	236,418
Natural Alternatives International, Inc.*, 1	389	2,097
Nature's Sunshine Products, Inc.	3,298	55,967
Natus Medical, Inc.*	7,900	198,606
Navigant Consulting, Inc.*	12,700	221,615
Newtek Business Services, Inc.*	13,713	37,574
Nutraceutical International Corp.*, 1	3,951	94,271

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Omega Protein Corp.*	7,900	$108,072
PDI, Inc.*	6,400	28,032
Perceptron, Inc.1	2,700	34,425
Pernix Therapeutics Holdings, Inc.*	15,426	138,525
PharMerica Corp.*, 1	8,300	237,297
PHH Corp.*	19,700	452,706
PhotoMedex, Inc.*, 1	7,700	94,325
Post Holdings, Inc.*	7,200	366,552
PRGX Global, Inc.*, 1	9,618	61,459
Primo Water Corp.*	8,500	40,545
QC Holdings, Inc.	3,900	10,452
Quad/Graphics, Inc.	9,025	201,889
RCM Technologies, Inc.*	4,100	26,076
Rent-A-Center, Inc.1	13,700	392,916
Resources Connection, Inc.	11,998	157,294
RPX Corp.*, 1	14,500	257,375
RTI Surgical, Inc.*, 1	13,300	57,855
S&W Seed Co.*, 1	5,000	32,450
SciClone Pharmaceuticals, Inc.*, 1	18,632	98,004
Select Medical Holdings Corp.1	31,749	495,284
Seneca Foods Corp. - Class A*, 1	3,400	104,040
Skilled Healthcare Group, Inc. - Class A*, 1	9,400	59,126
Snyder's-Lance, Inc.1	19,500	515,970
Span-America Medical Systems, Inc.	142	3,013
SpartanNash Co.1	8,580	180,266
Spectrum Pharmaceuticals, Inc.*	8,000	65,040
StarTek, Inc.*, 1	5,710	44,081
Summer Infant, Inc.*	8,726	25,131
Symmetry Medical, Inc.*	11,800	104,548
Synergetics USA, Inc.*, 1	14,282	44,274
TreeHouse Foods, Inc.*, 1	1,925	154,135
Triple-S Management Corp. - Class B*, 1	8,800	157,784
Universal American Corp.1	24,400	203,252
Universal Corp.1	6,600	365,310
Universal Technical Institute, Inc.1	1,650	20,031
VCA, Inc.*, 1	8,556	300,230
Viad Corp.1	6,800	162,112
Village Super Market, Inc. - Class A	3,549	83,863
Weis Markets, Inc.	7,152	327,061
		24,224,618
DIVERSIFIED – 0.3%
Harbinger Group, Inc.*	36,500	463,550

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY – 9.0%
Adams Resources & Energy, Inc.1	1,595	$124,617
Alon USA Energy, Inc.1	21,000	261,240
Alpha Natural Resources, Inc.*, 1	59,000	218,890
Apco Oil and Gas International, Inc.*, 1	1,700	24,531
Approach Resources, Inc.*, 1	12,200	277,306
Arch Coal, Inc.1	47,700	174,105
Basic Energy Services, Inc.*, 1	10,766	314,583
Bill Barrett Corp.*, 1	11,100	297,258
BioFuel Energy Corp.*	1,000	6,870
C&J Energy Services, Inc.*, 1	15,334	517,982
Cal Dive International, Inc.*, 1	26,000	34,320
Callon Petroleum Co.*, 1	13,500	157,275
Clayton Williams Energy, Inc.*, 1	1,000	137,370
Cloud Peak Energy, Inc.*	20,300	373,926
Comstock Resources, Inc.1	11,900	343,196
Contango Oil & Gas Co.*, 1	5,000	211,550
Dawson Geophysical Co.	3,400	97,410
Delek U.S. Holdings, Inc.1	17,600	496,848
Energy XXI Bermuda Ltd.1	27,360	646,517
Equal Energy Ltd.	13,300	72,086
Escalera Resources Co.*	990	2,609
Exterran Holdings, Inc.	16,000	719,840
Forbes Energy Services Ltd.*, 1	11,800	53,926
FutureFuel Corp.1	6,600	109,494
Green Plains, Inc.	13,900	456,893
Gulf Island Fabrication, Inc.	3,600	77,472
Gulfmark Offshore, Inc. - Class A1	11,000	496,980
Halcon Resources Corp.*, 1	53,300	388,557
Hallador Energy Co.1	11,094	105,282
Harvest Natural Resources, Inc.*	12,148	60,619
Helix Energy Solutions Group, Inc.*	25,200	663,012
Hercules Offshore, Inc.*, 1	47,200	189,744
Hornbeck Offshore Services, Inc.*, 1	10,200	478,584
Key Energy Services, Inc.*, 1	52,900	483,506
Matrix Service Co.*, 1	5,394	176,869
McDermott International, Inc.*, 1	28,100	227,329
Mitcham Industries, Inc.*, 1	3,100	43,338
Natural Gas Services Group, Inc.*, 1	3,441	113,759
Newpark Resources, Inc.*, 1	23,000	286,580
Northern Oil and Gas, Inc.*, 1	16,000	260,640
Parker Drilling Co.*	36,000	234,720
PBF Energy, Inc. - Class A	1,700	45,305
Penn Virginia Corp.*	25,100	425,445
Pioneer Energy Services Corp.*	13,400	235,036

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Renewable Energy Group, Inc.*, 1	12,100	$138,787
Resolute Energy Corp.*, 1	24,700	213,408
REX American Resources Corp.*	2,818	206,588
Rex Energy Corp.*, 1	4,800	85,008
Saratoga Resources, Inc.*, 1	13,725	24,156
SEACOR Holdings, Inc.*, 1	5,100	419,475
Stone Energy Corp.*	14,900	697,171
Swift Energy Co.*, 1	12,200	158,356
Tesco Corp.	5,000	106,700
TETRA Technologies, Inc.*	21,800	256,804
TGC Industries, Inc.*, 1	8,800	47,960
Triangle Petroleum Corp.*, 1	27,063	317,990
U.S. Energy Corp. Wyoming*	7,000	30,310
VAALCO Energy, Inc.*	20,000	144,600
Vantage Drilling Co.*, 1	96,000	184,320
W&T Offshore, Inc.	22,600	369,962
Walter Energy, Inc.1	12,300	67,035
Warren Resources, Inc.*, 1	32,000	198,400
		14,790,449

FINANCIAL – 27.9%
1st Century Bancshares, Inc.*	2,000	15,160
1st Constitution Bancorp*	600	6,084
1st Source Corp.1	6,300	192,906
Access National Corp.	771	11,688
ACNB Corp.1	1,200	23,148
American Equity Investment Life Holding Co.1	21,100	519,060
American Independence Corp.*, 1	1,276	15,567
American National Bankshares, Inc.1	3,266	70,970
American National Insurance Co.1	3,100	354,020
American Realty Investors, Inc.*, 1	5,028	33,939
American River Bankshares*	1,300	11,362
Ameris Bancorp*, 1	2,000	43,120
AMERISAFE, Inc.1	3,688	149,991
AmeriServ Financial, Inc.	12,400	43,152
Ames National Corp.1	500	11,570
AmTrust Financial Services, Inc.1	2,176	90,979
Argo Group International Holdings Ltd.1	7,126	364,210
Arrow Financial Corp.1	1,428	37,042
Aspen Insurance Holdings Ltd.	9,000	408,780
Associated Banc-Corp	9,400	169,952
Asta Funding, Inc.*	5,000	41,250
Astoria Financial Corp.1	25,400	341,630
Atlantic American Corp.	2,600	10,010

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Atlantic Coast Financial Corp.*, 1	5,500	$22,330
Baldwin & Lyons, Inc. - Class B1	3,500	90,790
Banc of California, Inc.1	6,200	67,580
BancFirst Corp.	1,192	73,785
Bancorp of New Jersey, Inc.1	1,100	14,080
Bancorp, Inc.*, 1	6,500	77,415
BancorpSouth, Inc.1	17,600	432,432
Bank Mutual Corp.1	11,401	66,126
Bank of Commerce Holdings	4,000	25,320
Bank of Kentucky Financial Corp.1	680	23,657
Bank of Marin Bancorp1	655	29,861
Banner Corp.1	5,310	210,435
Bar Harbor Bankshares1	1,221	34,041
Baylake Corp.	4,409	55,245
BBCN Bancorp, Inc.	16,900	269,555
BBX Capital Corp. - Class A*	2,300	41,400
BCB Bancorp, Inc.	1,600	21,632
Berkshire Hills Bancorp, Inc.	5,216	121,116
BNC Bancorp1	2,700	46,089
Boston Private Financial Holdings, Inc.1	22,700	305,088
Bridge Bancorp, Inc.1	1,000	23,990
Bridge Capital Holdings*, 1	1,535	37,162
Brookline Bancorp, Inc.1	22,300	208,951
Bryn Mawr Bank Corp.1	1,077	31,362
C&F Financial Corp.1	500	17,995
Calamos Asset Management, Inc. - Class A1	6,000	80,340
California First National Bancorp1	1,600	23,488
Camden National Corp.	681	26,396
Cape Bancorp, Inc.	2,500	26,825
Capital Bank Financial Corp. - Class A*, 1	6,722	158,706
Capital City Bank Group, Inc.1	3,545	51,509
Capitol Federal Financial, Inc.	41,000	498,560
Cardinal Financial Corp.1	8,000	147,680
Cascade Bancorp*	6,786	35,355
Cathay General Bancorp1	14,300	365,508
Center Bancorp, Inc.1	3,000	57,690
Centerstate Banks, Inc.	3,800	42,560
Central Pacific Financial Corp.1	10,400	206,440
Central Valley Community Bancorp1	1,060	13,875
Century Bancorp, Inc. - Class A1	815	28,802
Chemical Financial Corp.1	5,800	162,864
Chemung Financial Corp.1	134	3,958
Cheviot Financial Corp.1	3,900	48,594
CIFC Corp.	900	8,109

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Citizens & Northern Corp.1	1,200	$23,388
Citizens, Inc.*, 1	17,400	128,760
City Holding Co.1	3,499	157,875
CNB Financial Corp.1	930	15,624
CoBiz Financial, Inc.1	12,000	129,240
Codorus Valley Bancorp, Inc.	535	11,305
Colony Bankcorp, Inc.*	3,800	23,978
Columbia Banking System, Inc.1	10,000	263,100
Commercial National Financial Corp.	190	4,004
Community Bank Shares of Indiana, Inc.	571	14,892
Community Bank System, Inc.1	4,700	170,140
Community Bankers Trust Corp.*	3,286	14,393
Community Financial Corp.	100	2,257
Community Trust Bancorp, Inc.1	1,980	67,756
Community West Bancshares*	904	6,012
Consumer Portfolio Services, Inc.*, 1	11,200	85,344
Cowen Group, Inc. - Class A*	33,000	139,260
Crawford & Co. - Class A	2,800	22,680
CU Bancorp*, 1	2,752	52,481
Customers Bancorp, Inc.*	4,840	96,848
CVB Financial Corp.1	12,600	201,978
Dime Community Bancshares, Inc.1	9,500	150,005
Donegal Group, Inc. - Class A1	6,231	95,334
Doral Financial Corp.*, 1	2,300	9,936
Eagle Bancorp, Inc.*, 1	2,337	78,874
Eastern Virginia Bankshares, Inc.*	6,900	44,160
EMC Insurance Group, Inc.1	4,633	142,604
Employers Holdings, Inc.1	9,600	203,328
Encore Capital Group, Inc.*, 1	5,700	258,894
Endurance Specialty Holdings Ltd.	8,100	417,879
Enstar Group Ltd.*	1,800	271,314
Enterprise Bancorp, Inc.1	1,000	20,630
Enterprise Financial Services Corp.1	3,100	55,986
ESB Financial Corp.1	1,985	25,686
ESSA Bancorp, Inc.1	7,928	88,239
Evans Bancorp, Inc.	300	6,945
EverBank Financial Corp.1	21,480	433,037
Farmers Capital Bank Corp.*, 1	2,800	63,252
Farmers National Banc Corp.1	3,500	27,265
FBL Financial Group, Inc. - Class A1	6,200	285,200
FBR & Co.*, 1	3,200	86,816
Federal Agricultural Mortgage Corp. - Class C1	2,648	82,300
Federated National Holding Co.	3,800	96,900
Fidelity Southern Corp.	4,207	54,649

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Financial Institutions, Inc.1	2,430	$56,911
First Acceptance Corp.*, 1	7,179	17,589
First Bancorp, Inc.1	870	15,190
First BanCorp/Puerto Rico*, 1	22,200	120,768
First Bancorp/Troy NC	2,400	44,040
First Bancshares, Inc.	1,086	15,432
First Bank/Hamilton NJ*, 1	1,300	7,800
First Busey Corp.1	25,649	149,021
First Business Financial Services, Inc.	606	28,500
First Capital Bancorp, Inc.*	2,400	10,800
First Citizens Banc Corp.	2,440	21,984
First Citizens BancShares, Inc. - Class A1	1,300	318,500
First Clover Leaf Financial Corp.	2,500	24,725
First Commonwealth Financial Corp.1	18,320	168,910
First Community Bancshares, Inc.1	8,500	121,805
First Community Corp.	700	7,455
First Defiance Financial Corp.1	1,700	48,790
First Financial Bancorp	16,300	280,523
First Financial Corp.1	2,511	80,829
First Financial Northwest, Inc.1	5,000	54,350
First Internet Bancorp	1,478	30,447
First Interstate BancSystem, Inc.1	6,500	176,670
First Marblehead Corp.*, 1	5,400	28,350
First Merchants Corp.	10,105	213,620
First Midwest Bancorp, Inc.1	20,500	349,115
First NBC Bank Holding Co.*	2,600	87,126
First of Long Island Corp.1	900	35,172
First South Bancorp, Inc./Washington NC	500	3,995
First United Corp.*	3,002	26,328
Flagstar Bancorp, Inc.*, 1	13,900	251,590
Flushing Financial Corp.1	7,100	145,905
FNB Corp.1	35,700	457,674
Forestar Group, Inc.*, 1	10,000	190,900
Fortegra Financial Corp.*, 1	7,800	59,436
Franklin Financial Corp.*	600	13,020
FS Bancorp, Inc.	100	1,723
Fulton Financial Corp.	52,200	646,758
Gain Capital Holdings, Inc.	10,000	78,700
German American Bancorp, Inc.	710	19,227
GFI Group, Inc.1	21,100	70,052
Glacier Bancorp, Inc.1	16,500	468,270
Great Southern Bancorp, Inc.1	1,895	60,735
Greenlight Capital Re Ltd. - Class A*, 1	8,800	289,872
Guaranty Bancorp1	3,000	41,700

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Guaranty Federal Bancshares, Inc.*	965	$12,062
Hallmark Financial Services, Inc.*, 1	6,399	68,789
Hancock Holding Co.	1,400	49,448
Hanmi Financial Corp.1	7,400	155,992
Hanover Insurance Group, Inc.	9,300	587,295
Hawthorn Bancshares, Inc.	416	5,208
Heartland Financial USA, Inc.1	1,700	42,041
Heritage Commerce Corp.1	2,639	21,561
Heritage Financial Corp.1	7,370	118,583
Heritage Financial Group, Inc.	1,700	33,711
Heritage Oaks Bancorp*	2,870	21,898
HF Financial Corp.	650	9,002
Hilltop Holdings, Inc.*, 1	14,600	310,396
Hingham Institution for Savings1	371	29,457
HMN Financial, Inc.*	1,720	18,920
Home Bancorp, Inc.*, 1	1,220	26,864
HomeStreet, Inc.1	4,300	78,991
HopFed Bancorp, Inc.	2,574	29,910
Horace Mann Educators Corp.	11,500	359,605
Horizon Bancorp1	1,500	32,760
Hudson Valley Holding Corp.1	1,288	23,248
Iberiabank Corp.	3,871	267,834
IF Bancorp, Inc.	200	3,304
Imperial Holdings, Inc.*, 1	11,322	77,216
Independence Holding Co.1	4,150	58,639
Independent Bank Corp.	4,389	56,486
Independent Bank Corp./Rockland MA1	2,700	103,626
Infinity Property & Casualty Corp.	3,260	219,170
Interactive Brokers Group, Inc. - Class A	17,000	395,930
International Bancshares Corp.1	13,500	364,500
Intervest Bancshares Corp.1	7,000	54,180
INTL. FCStone, Inc.*, 1	2,395	47,708
Investment Technology Group, Inc.*, 1	10,175	171,754
Investors Title Co.1	800	53,904
Janus Capital Group, Inc.1	53,600	668,928
JMP Group, Inc.1	10,800	81,756
Kansas City Life Insurance Co.1	3,404	154,814
KCG Holdings, Inc. - Class A*	2,189	26,005
Kemper Corp.	14,800	545,528
Lakeland Bancorp, Inc.1	11,235	121,338
Lakeland Financial Corp.1	1,400	53,424
LaPorte Bancorp, Inc.1	2,015	22,165
LCNB Corp.1	800	12,928
LNB Bancorp, Inc.	1,600	19,488

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Louisiana Bancorp, Inc./Metaire LA	370	$7,348
Macatawa Bank Corp.1	4,200	21,294
Maiden Holdings Ltd.1	26,900	325,221
MainSource Financial Group, Inc.1	3,403	58,702
Manning & Napier, Inc.1	3,800	65,588
Marlin Business Services Corp.	3,500	63,665
MB Financial, Inc.1	11,000	297,550
MBIA, Inc.*	61,900	683,376
MBT Financial Corp.*	7,000	38,290
Meadowbrook Insurance Group, Inc.1	21,500	154,585
Mercantile Bank Corp.1	1,630	37,294
Merchants Bancshares, Inc.1	2,290	73,234
Mercury General Corp.	15,000	705,600
Meta Financial Group, Inc.1	1,600	64,000
Metro Bancorp, Inc.*, 1	3,100	71,672
MicroFinancial, Inc.1	9,300	71,889
Middleburg Financial Corp.1	1,700	34,000
MidSouth Bancorp, Inc.1	2,600	51,714
MidWestOne Financial Group, Inc.1	2,100	50,379
Monarch Financial Holdings, Inc.	2,283	26,757
Montpelier Re Holdings Ltd.1	17,200	549,540
MutualFirst Financial, Inc.	1,626	31,024
NASB Financial, Inc.1	520	12,298
National Bankshares, Inc.1	800	24,712
National Interstate Corp.1	5,200	145,704
National Penn Bancshares, Inc.1	27,650	292,537
National Western Life Insurance Co. - Class A1	1,100	274,351
Naugatuck Valley Financial Corp.*	300	2,577
Navigators Group, Inc.*	4,433	297,233
NBT Bancorp, Inc.1	10,600	254,612
Nelnet, Inc. - Class A	9,800	406,014
New Hampshire Thrift Bancshares, Inc.	1,890	28,766
NewBridge Bancorp*, 1	7,100	57,226
North Valley Bancorp*, 1	1,300	28,327
Northeast Bancorp	694	6,642
Northrim BanCorp, Inc.1	800	20,456
Northwest Bancshares, Inc.	24,300	329,751
Norwood Financial Corp.	500	14,250
Oak Valley Bancorp	400	3,972
Ocean Shore Holding Co.	310	4,541
OceanFirst Financial Corp.1	2,400	39,744
Old Line Bancshares, Inc.	1,300	20,488
Old National Bancorp1	25,400	362,712
Old Point Financial Corp.	861	13,087

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Old Second Bancorp, Inc.*	6,300	$31,311
OneBeacon Insurance Group Ltd. - Class A1	8,100	125,874
Oneida Financial Corp.	1,030	12,803
Oppenheimer Holdings, Inc. - Class A1	4,400	105,556
Oritani Financial Corp.1	11,352	174,707
Orrstown Financial Services, Inc.*, 1	533	8,816
Pacific Continental Corp.1	2,900	39,817
Pacific Mercantile Bancorp*	1,800	11,988
Pacific Premier Bancorp, Inc.*, 1	1,930	27,194
PacWest Bancorp	3,700	159,729
Palmetto Bancshares, Inc.*, 1	400	5,756
Park National Corp.1	1,800	138,960
Park Sterling Corp.1	9,110	60,035
Parke Bancorp, Inc.*, 1	2,400	28,248
Peapack Gladstone Financial Corp.1	765	16,226
Penns Woods Bancorp, Inc.1	400	18,840
Peoples Bancorp of North Carolina, Inc.	300	4,866
Peoples Bancorp, Inc.1	1,800	47,610
Phoenix Cos., Inc.*, 1	900	43,551
PICO Holdings, Inc.*	6,000	142,560
Pinnacle Financial Partners, Inc.1	9,600	379,008
Piper Jaffray Cos.*, 1	4,700	243,319
Platinum Underwriters Holdings Ltd.1	8,000	518,800
Preferred Bank/Los Angeles CA*, 1	3,300	78,012
Premier Financial Bancorp, Inc.1	2,300	36,984
Primerica, Inc.	10,200	488,070
PrivateBancorp, Inc.	15,547	451,796
ProAssurance Corp.	4,600	204,240
Provident Financial Holdings, Inc.1	3,200	46,528
Provident Financial Services, Inc.1	17,800	308,296
Pulaski Financial Corp.	1,490	16,986
QCR Holdings, Inc.	3,240	55,890
Renasant Corp.1	9,000	261,630
Republic Bancorp, Inc. - Class A1	3,800	90,136
Republic First Bancorp, Inc.*, 1	3,400	17,136
Riverview Bancorp, Inc.*, 1	3,648	14,154
RLI Corp.1	11,500	526,470
S&T Bancorp, Inc.1	6,316	156,953
Safety Insurance Group, Inc.1	4,250	218,365
Sandy Spring Bancorp, Inc.1	4,031	100,412
Seacoast Banking Corp. of Florida*, 1	7,875	85,601
Security National Financial Corp. - Class A*, 1	5,565	23,763
Selective Insurance Group, Inc.	16,100	397,992
Severn Bancorp, Inc.*	4,200	19,488

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Shore Bancshares, Inc.*	3,600	$32,436
Sierra Bancorp1	1,700	26,860
Simmons First National Corp. - Class A1	2,002	78,859
Simplicity Bancorp, Inc.1	1,400	24,430
South State Corp.	3,755	229,055
Southern First Bancshares, Inc.*	2,000	26,920
Southern National Bancorp of Virginia, Inc.1	1,800	20,088
Southside Bancshares, Inc.1	1,654	47,893
Southwest Bancorp, Inc.1	10,300	175,718
StanCorp Financial Group, Inc.	6,000	384,000
State Auto Financial Corp.1	8,355	195,758
State Bank Financial Corp.1	7,600	128,516
Sterling Bancorp	8,961	107,532
Stewart Information Services Corp.1	8,600	266,686
Stifel Financial Corp.*, 1	5,050	239,117
Stock Yards Bancorp, Inc.1	1,300	38,870
Stratus Properties, Inc.*	3,300	52,965
Suffolk Bancorp*, 1	1,200	26,772
Summit Financial Group, Inc.*, 1	1,501	15,971
Summit State Bank	1,540	20,297
Susquehanna Bancshares, Inc.	50,200	530,112
SWS Group, Inc.*	9,200	66,976
Symetra Financial Corp.1	31,800	723,132
Synovus Financial Corp.	8,828	215,227
Taylor Capital Group, Inc.*, 1	2,400	51,312
TCF Financial Corp.	8,400	137,508
Territorial Bancorp, Inc.1	1,100	22,968
Texas Capital Bancshares, Inc.*	6,200	334,490
Third Point Reinsurance Ltd.*	28,800	439,488
Timberland Bancorp, Inc.	1,378	14,524
Tompkins Financial Corp.1	3,029	145,937
TowneBank/Portsmouth VA1	9,275	145,710
Transcontinental Realty Investors, Inc.*	1,100	15,664
Trico Bancshares1	1,900	43,966
TrustCo Bank Corp. NY1	21,500	143,620
Trustmark Corp.1	18,850	465,406
Two River Bancorp1	5,000	42,300
Umpqua Holdings Corp.1	41,854	750,024
Union Bankshares Corp.	8,529	218,769
United Bancshares, Inc.	500	6,720
United Bankshares, Inc.1	6,359	205,586
United Community Bancorp	995	11,711
United Community Banks, Inc.1	5,600	91,672
United Community Financial Corp.*, 1	19,760	81,609

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
United Financial Bancorp, Inc.1	7,289	$98,766
United Fire Group, Inc.1	10,300	301,996
United Insurance Holdings Corp.	4,506	77,774
United Security Bancshares, Inc.*	500	4,080
United Security Bancshares/Fresno CA*	4,438	24,675
Unity Bancorp, Inc.	1,900	17,632
Universal Insurance Holdings, Inc.1	6,300	81,711
Univest Corp. of Pennsylvania1	1,800	37,260
Valley National Bancorp1	46,000	455,860
ViewPoint Financial Group, Inc.1	4,700	126,477
Walker & Dunlop, Inc.*, 1	7,593	107,137
Walter Investment Management Corp.*, 1	11,050	329,069
Washington Federal, Inc.	26,500	594,395
Washington Trust Bancorp, Inc.1	1,600	58,832
WashingtonFirst Bankshares, Inc.	200	3,066
Waterstone Financial, Inc.1	3,324	37,927
Webster Financial Corp.1	13,500	425,790
WesBanco, Inc.1	7,261	225,381
West Bancorporation, Inc.1	4,020	61,225
Westfield Financial, Inc.1	6,000	44,760
Wilshire Bancorp, Inc.1	21,100	216,697
Wintrust Financial Corp.1	11,400	524,400
WSFS Financial Corp.1	800	58,936
Xenith Bankshares, Inc.*, 1	5,700	36,081
Yadkin Financial Corp.*, 1	2,445	46,064
		45,993,870

INDUSTRIAL – 17.1%
AAR Corp.1	12,300	338,988
Advanced Energy Industries, Inc.*, 1	5,300	102,025
Aegion Corp.*, 1	11,989	278,984
Air Transport Services Group, Inc.*	20,700	173,259
Alamo Group, Inc.1	3,300	178,497
Albany International Corp. - Class A	2,500	94,900
Allied Motion Technologies, Inc.	2,606	37,735
AM Castle & Co.*, 1	12,300	135,792
Ameresco, Inc. - Class A*, 1	6,622	46,553
American Electric Technologies, Inc.*	1,650	11,220
Ampco-Pittsburgh Corp.1	3,700	84,878
API Technologies Corp.*, 1	15,200	41,648
ArcBest Corp.1	7,600	330,676
Arotech Corp.*, 1	11,700	52,182
Astec Industries, Inc.1	5,197	228,044
Atlas Air Worldwide Holdings, Inc.*, 1	7,800	287,430

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
AVX Corp.	47,100	$625,488
Ballantyne Strong, Inc.*	7,865	32,876
Barnes Group, Inc.1	9,900	381,546
Bel Fuse, Inc. - Class B1	2,480	63,662
Benchmark Electronics, Inc.*	15,200	387,296
Boise Cascade Co.*	10,500	300,720
Brady Corp. - Class A1	11,800	352,466
Breeze-Eastern Corp.*, 1	697	8,887
Briggs & Stratton Corp.1	15,500	317,130
Bristow Group, Inc.1	8,900	717,518
Broadwind Energy, Inc.*, 1	5,701	49,998
CAI International, Inc.*, 1	7,800	171,678
Celadon Group, Inc.1	6,900	147,108
Checkpoint Systems, Inc.*, 1	12,152	170,006
Coherent, Inc.*, 1	4,499	297,699
Columbus McKinnon Corp.1	5,700	154,185
Comfort Systems USA, Inc.1	3,500	55,300
Con-way, Inc.1	10,700	539,387
Core Molding Technologies, Inc.*	3,500	45,500
Covenant Transportation Group, Inc. - Class A*, 1	8,442	108,733
CPI Aerostructures, Inc.*	2,800	35,476
CTS Corp.1	5,600	104,720
Cubic Corp.1	6,100	271,511
Curtiss-Wright Corp.1	10,700	701,492
CyberOptics Corp.*	2,022	16,156
Ducommun, Inc.*	3,800	99,294
Dycom Industries, Inc.*, 1	5,600	175,336
Dynamic Materials Corp.	4,235	93,721
Eagle Bulk Shipping, Inc.*, 1	7,900	24,411
Eastern Co.	2,600	40,144
Ecology and Environment, Inc. - Class A	950	9,937
Electro Scientific Industries, Inc.	9,445	64,320
EMCOR Group, Inc.	2,800	124,684
Encore Wire Corp.1	4,500	220,680
Era Group, Inc.*, 1	5,066	145,293
Erickson, Inc.*, 1	3,465	56,306
ESCO Technologies, Inc.	8,000	277,120
Esterline Technologies Corp.*, 1	2,900	333,848
Fabrinet*, 1	7,600	156,560
FreightCar America, Inc.1	4,400	110,176
Frequency Electronics, Inc.*, 1	4,000	49,240
Fuel Tech, Inc.*, 1	3,100	17,484
GATX Corp.	10,700	716,258
Gencor Industries, Inc.*, 1	4,000	44,040

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
General Cable Corp.1	14,200	$364,372
General Finance Corp.*, 1	8,500	80,750
Gibraltar Industries, Inc.*, 1	8,000	124,080
Global Power Equipment Group, Inc.1	6,400	103,424
Goldfield Corp.*	8,800	15,136
GrafTech International Ltd.*, 1	40,700	425,722
Granite Construction, Inc.1	10,000	359,800
Greenbrier Cos., Inc.*, 1	7,900	455,040
Greif, Inc. - Class A1	5,400	294,624
Griffon Corp.1	16,200	200,880
Handy & Harman Ltd.*, 1	1,800	48,186
Hardinge, Inc.1	4,200	53,130
Haynes International, Inc.1	3,000	169,770
Heritage-Crystal Clean, Inc.*, 1	3,200	62,816
Hudson Technologies, Inc.*	11,829	34,186
Hurco Cos., Inc.1	1,902	53,636
Identiv, Inc.*, 1	1,000	11,070
IEC Electronics Corp.*, 1	1,180	5,133
II-VI, Inc.*, 1	17,500	253,050
Insteel Industries, Inc.	6,200	121,830
Integrated Electrical Services, Inc.*	2,800	18,312
International Shipholding Corp.1	2,458	56,337
Iteris, Inc.*	10,667	18,134
Itron, Inc.*, 1	10,500	425,775
Kadant, Inc.1	3,200	123,040
Kaman Corp.1	7,500	320,475
Kemet Corp.*, 1	13,000	74,750
Key Technology, Inc.*	2,200	27,104
Knightsbridge Tankers Ltd.	2,300	32,637
Kratos Defense & Security Solutions, Inc.*, 1	13,600	106,080
Lawson Products, Inc.*	3,546	57,764
Layne Christensen Co.*, 1	7,100	94,430
LB Foster Co. - Class A1	2,506	135,625
LMI Aerospace, Inc.*, 1	6,300	82,404
Louisiana-Pacific Corp.*, 1	39,900	599,298
LS Starrett Co. - Class A	2,221	34,159
LSB Industries, Inc.*, 1	5,500	229,185
LSI Industries, Inc.1	5,900	47,082
Lydall, Inc.*, 1	4,388	120,100
Marten Transport Ltd.1	11,900	265,965
Metalico, Inc.*, 1	30,000	37,200
MFRI, Inc.*	3,788	43,221
Moog, Inc. - Class A*, 1	4,200	306,138
Multi-Fineline Electronix, Inc.*	8,100	89,424

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
MYR Group, Inc.*, 1	6,100	$154,513
National Presto Industries, Inc.1	1,775	129,291
NN, Inc.1	4,000	102,320
Northwest Pipe Co.*, 1	2,300	92,759
Nuverra Environmental Solutions, Inc.*, 1	6,500	130,715
Olympic Steel, Inc.1	3,400	84,150
Orbital Sciences Corp.*	17,100	505,305
Orion Energy Systems, Inc.*, 1	4,504	18,331
Orion Marine Group, Inc.*, 1	8,000	86,640
PAM Transportation Services, Inc.*	2,839	79,378
Patriot Transportation Holding, Inc.*, 1	1,800	62,946
Perma-Fix Environmental Services*, 1	1,208	5,557
PHI, Inc.*, 3	3,600	160,452
PHI, Inc.*	100	3,998
Pike Corp.*, 1	9,500	85,120
Plexus Corp.*	9,200	398,268
PMFG, Inc.*, 1	6,500	34,255
Powell Industries, Inc.1	1,038	67,864
Providence and Worcester Railroad Co.	100	1,825
Quanex Building Products Corp.1	10,900	194,783
Rand Logistics, Inc.*, 1	7,200	43,200
Roadrunner Transportation Systems, Inc.*, 1	8,373	235,281
Rofin-Sinar Technologies, Inc.*, 1	7,600	182,704
Rogers Corp.*	2,000	132,700
RTI International Metals, Inc.*, 1	9,300	247,287
Saia, Inc.*	3,200	140,576
Sanmina Corp.*	23,500	535,330
Ship Finance International Ltd.1	22,565	419,483
SIFCO Industries, Inc.1	1,100	34,320
SL Industries, Inc.*	1,700	50,150
Sterling Construction Co., Inc.*, 1	5,200	48,776
Stoneridge, Inc.*, 1	6,200	66,464
STR Holdings, Inc.*, 1	28,000	37,800
Synalloy Corp.	2,103	34,531
Sypris Solutions, Inc.1	7,285	40,650
TAL International Group, Inc.1	9,800	434,728
Tech Data Corp.*	10,500	656,460
Tecumseh Products Co.*, 1	8,500	43,265
Teekay Tankers Ltd. - Class A1	19,900	85,371
Tetra Tech, Inc.1	16,400	451,000
Tidewater, Inc.1	14,000	786,100
Transcat, Inc.*	1,941	19,915
TRC Cos., Inc.*, 1	6,400	39,808

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Tredegar Corp.1	6,492	$151,978
TTM Technologies, Inc.*, 1	25,500	209,100
Tutor Perini Corp.*	14,000	444,360
Twin Disc, Inc.1	1,900	62,795
UFP Technologies, Inc.*, 1	2,600	62,634
Ultralife Corp.*	5,900	22,656
Universal Forest Products, Inc.1	5,900	284,793
USA Truck, Inc.*, 1	5,361	99,661
UTi Worldwide, Inc.1	28,900	298,826
Viasystems Group, Inc.*, 1	5,200	56,628
Vicor Corp.*, 1	1,799	15,076
Vishay Intertechnology, Inc.1	37,850	586,297
Vishay Precision Group, Inc.*, 1	4,000	65,840
VSE Corp.1	1,500	105,480
Watts Water Technologies, Inc. - Class A	3,800	234,574
Werner Enterprises, Inc.	2,700	71,577
Willis Lease Finance Corp.*, 1	4,600	112,792
XPO Logistics, Inc.*	8,212	235,027
ZAGG, Inc.*, 1	13,300	72,219
		28,176,157

TECHNOLOGY – 7.7%
Agilysys, Inc.*, 1	6,500	91,520
Alpha & Omega Semiconductor Ltd.*, 1	8,700	80,649
Amkor Technology, Inc.*	59,600	666,328
Amtech Systems, Inc.*	4,850	59,315
ANADIGICS, Inc.*, 1	22,500	18,207
Astro-Med, Inc.1	2,600	35,334
Audience, Inc.*	6,800	81,328
Avid Technology, Inc.*	5,150	38,110
Axcelis Technologies, Inc.*, 1	29,500	59,000
AXT, Inc.*, 1	19,000	40,660
Brooks Automation, Inc.1	21,000	226,170
CACI International, Inc. - Class A*, 1	6,600	463,386
Cascade Microtech, Inc.*	3,230	44,122
CIBER, Inc.*, 1	21,805	107,717
Cirrus Logic, Inc.*, 1	17,700	402,498
Cohu, Inc.1	5,144	55,041
Datalink Corp.*	9,000	90,000
Digi International, Inc.*, 1	5,700	53,694
Digital River, Inc.*, 1	10,000	154,300
Diodes, Inc.*	9,400	272,224
DSP Group, Inc.*, 1	9,800	83,202
Echelon Corp.*, 1	8,500	20,655

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Electronics For Imaging, Inc.*, 1	7,100	$320,920
Emcore Corp.*, 1	6,400	26,368
Emulex Corp.*	28,200	160,740
Engility Holdings, Inc.*, 1	4,806	183,878
Entegris, Inc.*	25,100	344,999
Entropic Communications, Inc.*	23,900	79,587
Epiq Systems, Inc.1	10,300	144,715
Fairchild Semiconductor International, Inc.*	34,000	530,400
FormFactor, Inc.*, 1	17,500	145,600
Geeknet, Inc.*, 1	1,500	18,705
GSI Technology, Inc.*, 1	2,790	16,628
Hutchinson Technology, Inc.*, 1	17,329	43,323
Imation Corp.*, 1	18,766	64,555
InnerWorkings, Inc.*, 1	18,000	153,000
Innodata, Inc.*	6,900	22,218
Insight Enterprises, Inc.*, 1	11,200	344,288
Integrated Silicon Solution, Inc.*, 1	7,400	109,298
International Rectifier Corp.*, 1	17,500	488,250
IXYS Corp.1	7,800	96,096
Key Tronic Corp.*	2,600	27,248
KEYW Holding Corp.*, 1	7,504	94,325
Lexmark International, Inc. - Class A1	14,305	688,929
Majesco Entertainment Co.*, 1	1,071	2,420
ManTech International Corp. - Class A1	6,800	200,736
Maxwell Technologies, Inc.*, 1	9,990	151,149
Mentor Graphics Corp.1	31,500	679,455
Mercury Systems, Inc.*, 1	8,000	90,720
NCI, Inc. - Class A*	7,200	63,936
OmniVision Technologies, Inc.*	16,500	362,670
PAR Technology Corp.*	6,600	27,720
Pericom Semiconductor Corp.*, 1	7,500	67,800
Photronics, Inc.*, 1	18,500	159,100
Planar Systems, Inc.*, 1	8,000	19,600
QLogic Corp.*	25,000	252,250
Qumu Corp.*	2,500	34,975
Radisys Corp.*, 1	14,300	49,907
Richardson Electronics Ltd./United States1	4,000	41,880
Rosetta Stone, Inc.*, 1	7,964	77,410
Rudolph Technologies, Inc.*, 1	9,900	97,812
Schawk, Inc.1	9,464	192,687
Sigma Designs, Inc.*, 1	11,200	51,296
Spansion, Inc. - Class A*	12,500	263,375
Super Micro Computer, Inc.*	13,038	329,470
Sykes Enterprises, Inc.*, 1	13,297	288,944

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
SYNNEX Corp.*	8,700	$633,795
TriQuint Semiconductor, Inc.*	32,900	520,149
Ultra Clean Holdings, Inc.*, 1	6,300	57,015
VeriFone Systems, Inc.*, 1	19,700	723,975
Wayside Technology Group, Inc.	1,200	18,420
		12,706,196
TOTAL COMMON STOCKS (Cost $134,278,595)		163,351,402

RIGHTS – 0.0%
FINANCIAL – 0.0%
Unity Bancorp, Inc.*, 2	1,900	76
TOTAL RIGHTS (Cost $156)		76

MONEY MARKET INVESTMENTS – 34.3%
BlackRock Liquidity Funds TempFund Portfolio, 0.03%,4,5	37,622,031	37,622,031
Federated Treasury Obligations Fund, 0.01%4	2,885,163	2,885,163
Fidelity Institutional Money Market Portfolio - Class I, 0.05%4,5	16,123,728	16,123,728
TOTAL MONEY MARKET INVESTMENTS (Cost $56,630,922)		56,630,922

TOTAL INVESTMENTS – 133.3% (Cost $190,909,673)		219,982,400
Liabilities less other assets – (33.3)%		(54,963,536)
TOTAL NET ASSETS – 100.0%		$165,018,864

*	Non-income producing security.
1	All or a portion of shares are on loan. Total loaned securities had a fair value of $52,075,118 at June 30, 2014.
2
This security is an illiquid security and valued at its fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

3	Shares are non-voting.
4	Variable rate security; the rate shown represents the rate at June 30, 2014.
5	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $53,745,759 at June 30, 2014.

See accompanying Notes to Schedule of Investments.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

1. Organization
Vericimetry Funds, a Delaware Statutory Trust (the “Trust”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices.  Short-term investments are valued at amortized cost, which approximates fair value.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (“the Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of June 30, 2014:

	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks
Basic Materials	$6,521,427	$-	$-	$6,521,427

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Communications	7,011,781	6,468	-	7,018,249
Consumer, Cyclical	23,456,886	-	-	23,456,886
Consumer, Non-Cyclical	24,224,618	-	-	24,224,618
Diversified	463,550	-	-	463,550
Energy	14,790,449	-	-	14,790,449
Financial	45,993,870	-	-	45,993,870
Industrial	28,176,157	-	-	28,176,157
Technology	12,706,196	-	-	12,706,196
Rights
Financial	-	76	-	76
Money Market Investments	56,630,922	-	-	56,630,922
Total Investments in Securities	$219,975,856	$6,544	$-	$219,982,400

*
The Fund held two Level 2 securities at June 30, 2014.  The Fund held one Level 2 security at June 30, 2014 which was previously a Level 1 security and represents the only transfer among levels.  There were no Level 3 securities at June 30, 2014. The Fund recognizes transfers between levels at the end of the reporting period.

(b)
Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income.  A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially.  In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities.  In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower.  The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk.  Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund.  The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice.  While securities are on loan, the borrower will pay the Fund any income from the securities.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral.  Any such investment of cash collateral will subject the Fund to the related investment risks.  The Fund will not have the right to vote on any securities having voting rights during the existence of the loan.  The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.  The Fund may pay reasonable administrative and custodial fees in connection with the loan.

At June 30, 2014, the value of securities loaned by the Fund was $52,075,118. Securities purchased via reinvestment of cash collateral received as part of the securities lending program can be found in the Fund’s Schedule of Investments.

3. Federal Income Tax Information
At September 30, 2013, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Cost of Investments	$110,902,480

Gross Unrealized Appreciation	$18,477,414
Gross Unrealized Depreciation	$(2,675,268)

Net Unrealized Appreciation	$15,802,146

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President, Secretary and Treasurer

Date:	August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn S. Freed
Glenn S. Freed
President, Secretary and Treasurer

Date:	August 27, 2014